NUVEEN SYMPHONY HIGH YIELD INCOME FUND

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED AUGUST 17, 2020

TO THE PROSPECTUS DATED JANUARY 31, 2020

1.

Effective September 30, 2020, Nuveen Symphony High Yield Income Fund will be renamed Nuveen High Yield Income Fund and Nuveen Symphony Floating Rate Income Fund will be renamed Nuveen Floating Rate Income Fund.

2.

Jean Lin has been named a portfolio manager of Nuveen Symphony High Yield Income Fund. Scott Caraher will continue to serve as a portfolio manager of the fund, and Jenny Rhee will continue to serve as a portfolio manager of the fund until October 1, 2020.

Jean C. Lin, CFA, entered the financial services industry in 1994. She serves as Portfolio Manager at Symphony Asset Management LLC. She also serves as Managing Director, Portfolio Manager and High-Yield Research Analyst for Nuveen Asset Management, LLC, Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA. She joined TIAA in 1994.

3.

Kevin Lorenz has been named a portfolio manager of Nuveen Symphony Floating Rate Income Fund. Scott Caraher will continue to serve as a portfolio manager of the fund, and Jenny Rhee will continue to serve as a portfolio manager of the fund until October 1, 2020.

Kevin R. Lorenz, CFA, entered the financial services industry in 1987. He serves as Portfolio Manager at Symphony Asset Management LLC. He also serves as Managing Director and Portfolio Manager for Nuveen Asset Management, LLC, Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA. He joined TIAA in 1987.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCFRP-0820P

NUVEEN SYMPHONY HIGH YIELD INCOME FUND

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED AUGUST 17, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 31, 2020

Effective September 30, 2020, Nuveen Symphony High Yield Income Fund will be renamed Nuveen High Yield Income Fund and Nuveen Symphony Floating Rate Income Fund will be renamed Nuveen Floating Rate Income Fund.

Jean Lin has been named a portfolio manager of Nuveen Symphony High Yield Income Fund. Scott Caraher will continue to serve as a portfolio manager of the fund, and Jenny Rhee will continue to serve as a portfolio manager of the fund until October 1, 2020.

Kevin Lorenz has been named a portfolio manager of Nuveen Symphony Floating Rate Income Fund. Scott Caraher will continue to serve as a portfolio manager of the fund, and Jenny Rhee will continue to serve as a portfolio manager of the fund until October 1, 2020.

The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Jean Lin*	Registered Investment Companies	4	$5,542	0	$0
	Other Pooled Investment Vehicles	1	$29	0	$0
	Other Accounts	4	$1,063	0	$0

Kevin Lorenz*	Registered Investment Companies	8	$9,793	0	$0
	Other Pooled Investment Vehicles	0		$0	$0
	Other Accounts	0		$0	$0

*	Began serving as a Portfolio Manager on August 17, 2020. Information provided is as of June 30, 2020.

The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

Jean Lin*	Nuveen Symphony High Yield Income Fund	A
Kevin Lorenz*	Nuveen Symphony Floating Rate Income Fund	A

*	Began serving as a Portfolio Manager on August 17, 2020. Information provided is as of June 30, 2020.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SCFRSAI-0820P